Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MUNICIPAL TRUST
Entity Central Index Key	0000203142
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000016734
Shareholder Report [Line Items]
Fund Name	DWS Strategic High Yield Tax-Free Fund
Class Name	Class A
Trading Symbol	NOTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.84%

Gross expense ratio as of the latest prospectus: 0.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 508,883,494
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 1,074,476
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	508,883,494
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,074,476
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Lease Obligations	1%
Other	1%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	12%
A	16%
BBB	19%
BB	9%
B	0%
Not Rated	37%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	9%
California	7%
New York	7%
Wisconsin	6%

C000016737
Shareholder Report [Line Items]
Fund Name	DWS Strategic High Yield Tax-Free Fund
Class Name	Class C
Trading Symbol	NOTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.58%

Gross expense ratio as of the latest prospectus: 1.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.58%
AssetsNet	$ 508,883,494
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 1,074,476
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	508,883,494
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,074,476
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Lease Obligations	1%
Other	1%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	12%
A	16%
BBB	19%
BB	9%
B	0%
Not Rated	37%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	9%
California	7%
New York	7%
Wisconsin	6%

C000016738
Shareholder Report [Line Items]
Fund Name	DWS Strategic High Yield Tax-Free Fund
Class Name	Class S
Trading Symbol	SHYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$31	0.59%

Gross expense ratio as of the latest prospectus: 0.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 508,883,494
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 1,074,476
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	508,883,494
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,074,476
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Lease Obligations	1%
Other	1%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	12%
A	16%
BBB	19%
BB	9%
B	0%
Not Rated	37%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	9%
California	7%
New York	7%
Wisconsin	6%

C000016739
Shareholder Report [Line Items]
Fund Name	DWS Strategic High Yield Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	NOTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.59%

Gross expense ratio as of the latest prospectus: 0.71%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
AssetsNet	$ 508,883,494
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 1,074,476
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	508,883,494
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	29
Total Net Advisory Fees Paid ($)	1,074,476
Modified Duration to Worst	7.9 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	90%
General Obligation Bonds	4%
Variable Rate Demand Notes	3%
Lease Obligations	1%
Other	1%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	1%
Total	100%

Credit Quality

Credit Rating	% of Net Assets
AAA	4%
AA	12%
A	16%
BBB	19%
BB	9%
B	0%
Not Rated	37%

Top Five State Allocations

Holdings	% of Net Assets
Florida	11%
Texas	9%
California	7%
New York	7%
Wisconsin	6%